UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  26 Main Street
          Chatham, New Jersey 07928


13F File Number:  028-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Fournier
Title:    Managing Member
Phone:    (973) 701-1100


Signature, Place and Date of Signing:

   /s/ Alan Fournier           Chatham, New Jersey          February 14, 2008
-----------------------     -------------------------     ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:    NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                5

Form 13F Information Table Entry Total:          46

Form 13F Information Table Value Total:  $1,889,572
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F        File Number Name
---     ---------       -------------------------------
1.      028-10536       Pennant Offshore Partners, Ltd.

2.      028-10768       Pennant Onshore Qualified, LP

3.      028-10746       Pennant General Partner, LLC

4.      028-11666       Pennant Windward Fund, L.P.

5.      028-11665       Pennant Windward Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                           Holdings Report by Fund, Security Description, Position, Security Description
                                                   Pennant Capital Management, LLC
                                                          December 31, 2007
COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COULMN 8
                                                           VALUE    SHRS OR   SH/ PUT/   INVESTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (x$1000)  PRN AMT   PRN CALL   DISCRETN   MANAGERS     SOLE    SHARED NONE
AMR CORP                      COM             001765106     2,105     150,000  SH        Defined   1,2,3,4,5     150,000
ALLEGHANY CORP DEL            COM             017175100     5,630      14,007  SH        Defined   1,2,3,4,5      14,007
AMERICAN EAGLE OUTFITTERS NE  COM             02553E106    25,389   1,222,400  SH        Defined   1,2,3,4,5   1,222,400
AMERICAN EXPRESS CO           COM             025816109    63,505   1,220,790  SH        Defined   1,2,3,4,5   1,220,790
APPLIED MATLS INC             COM             038222105    39,962   2,250,100  SH        Defined   1,2,3,4,5   2,250,100
AXCAN PHARMA INC              COM             054923107   126,684   5,508,000  SH        Defined   1,2,3,4,5   5,508,000
BROADCOM CORP                 CL A            111320107     4,705     180,000  SH        Defined   1,2,3,4,5     180,000
CF INDS HLDGS INC             COM             125269100    65,698     596,930  SH        Defined   1,2,3,4,5     596,930
CVR ENERGY INC                COM             12662P108    20,201     810,000  SH        Defined     1,2,3       810,000
CHIPMOS TECH BERMUDA LTD      SHS             G2110R106    11,146   2,616,546  SH        Defined     1,2,3     2,616,546
CISCO SYS INC                 COM             17275R102    30,852   1,139,700  SH        Defined   1,2,3,4,5   1,139,700
DAVITA INC                    COM             23918K108    59,002   1,047,071  SH        Defined   1,2,3,4,5   1,047,071
DYAX CORP                     COM             26746E103    13,721   3,748,800  SH        Defined     1,2,3     3,748,800
FIDELITY NATIONAL FINANCIAL   CL A            31620R105    65,816   4,504,888  SH        Defined   1,2,3,4,5   4,504,888
FIDELITY NATL INFORMATION SV  COM             31620M106    42,838   1,030,000  SH        Defined   1,2,3,4,5   1,030,000
FOREST LABS INC               COM             345838106    52,229   1,432,900  SH        Defined   1,2,3,4,5   1,432,900
GENESCO INC                   COM             371532102     6,675     176,600  SH        Defined   1,2,3,4,5     176,600
GENENTECH INC                 COM NEW         368710406     6,036      90,000  SH        Defined   1,2,3,4,5      90,000
GREENFIELD ONLINE INC         COM             395150105     5,945     406,900  SH        Defined       3         406,900
GREENLIGHT CAPITAL RE LTD     CLASS A         G4095J109     1,507      72,500  SH        Defined       3          72,500
GRIFFON CORP                  COM             398433102     5,180     416,080  SH        Defined     1,2,3       416,080
GRUBB & ELLIS CO              COM PAR $0.01   400095204       865     135,000  SH        Defined       3         135,000
IRON MTN INC                  COM             462846106    62,290   1,682,600  SH        Defined   1,2,3,4,5   1,682,600
LEVITT CORP                   CL A            52742P108    41,687  18,948,677  SH        Defined   1,2,3,4,5  18,948,677
LIGAND PHARMACEUTICALS INC    CL B            53220K207     5,511   1,140,950  SH        Defined     2,3,4     1,140,950
LIMITED BRANDS INC            COM             532716107    47,043   2,485,100  SH        Defined   1,2,3,4,5   2,485,100
MACYS INC                     COM             55616P104     2,328      90,000  SH        Defined   1,2,3,4,5      90,000
MICROSOFT CORP                COM             594918104    23,140     650,000  SH        Defined   1,2,3,4,5     650,000
MONEYGRAM INTL INC            COM             60935Y109    41,500   2,700,080  SH        Defined   1,2,3,4,5   2,700,080
MOODYS CORP                   COM             615369105    63,753   1,785,800  SH        Defined   1,2,3,4,5   1,785,800
NRG ENERGY INC                COM NEW         629377508    48,692   1,123,500  SH        Defined   1,2,3,4,5   1,123,500
ORACLE CORP                   COM             68389X105    50,739   2,247,090  SH        Defined   1,2,3,4,5   2,247,090
PHH CORP                      COM NEW         693320202    95,184   5,395,941  SH        Defined   1,2,3,4,5   5,395,941
PZENA INVESTMENT MGMT INC     CLASS A         74731Q103     7,289     639,400  SH        Defined     1,2,3       639,400
RADVISION LTD                 ORD             M81869105     4,530     408,800  SH        Defined     1,2,3       408,800
RUDOLPH TECHNOLOGIES INC      COM             781270103     3,912     345,550  SH        Defined     1,2,3       345,550
SAIC INC                      COM             78390X101    52,609   2,614,738  SH        Defined   1,2,3,4,5   2,614,738
SANFILLIPPO JOHN B & SON INC  COM             800422107     3,152     374,300  SH        Defined     1,2,3       374,300
SAVIENT PHARMACEUTICALS INC   COM             80517Q100    25,037   1,090,000  SH        Defined   1,2,3,4,5   1,090,000
SCHERING PLOUGH CORP          COM             806605101     3,996     150,000  SH        Defined   1,2,3,4,5     150,000
TAKE-TWO INTERACTIVE SOFTWAR  COM             874054109    13,802     748,100  SH        Defined   1,2,3,4,5     748,100
TRANSDIGM GROUP INC           COM             893641100    66,115   1,463,700  SH        Defined   1,2,3,4,5   1,463,700
UNION PAC CORP                COM             907818108    46,592     370,900  SH        Defined   1,2,3,4,5     370,900
WALTER INDS INC               COM             93317Q105    83,056   2,311,600  SH        Defined   1,2,3,4,5   2,311,600
ISHARES TR                    RUSSELL 2000    464287655   303,680   4,000,000      PUT   Defined   1,2,3,4,5   4,000,000
SPDR SERIES TRUST             S&P METALS MNG  78464A755   138,240   2,000,000      PUT   Defined   1,2,3,4,5   2,000,000


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